Stock-based Compensation - Summary of Stock-based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expense	$ 1,642	$ 406	$ 11,587	$ 517	$ 958	$ 180
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expense	147	28	371	71	107	49
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expense	$ 1,496	$ 378	$ 11,217	$ 446	$ 851	$ 131